SILVER STREAM DERIVATIVE LIABILITY (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SILVER STREAM DERIVATIVE LIABILITY
Fair value, beginning	$ (34,414)	$ (34,295)
Portion of payment received allocated to Silver Stream	(5,867)	0
Change in fair value	(66,979)	(119)
Fair value, ending	$ (107,260)	$ (34,414)